Related Party Transactions - Summary of Company's Related Party Transactions And Balances (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Related Party Transaction, Amounts of Transaction	$ (672)
Due from Related Parties, Current	(68,506)
Accrued Interest [Member]
Due from Related Parties, Current	(451)
Deferred Financing Costs [Member]
Due from Related Parties, Current	(68,055)
General and Administrative Expenses [Member]
Related Party Transaction, Amounts of Transaction	(221)
Interest Expense [Member]
Related Party Transaction, Amounts of Transaction	$ (451)